Basis of Preparation	6 Months Ended
Jun. 30, 2019
Disclosure of basis of preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

A.          Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the financial statements as at and for the year ended December 31, 2018 (hereinafter – “the annual financial statements”).

These condensed consolidated interim financial statements were authorized for issue on September 25, 2019.

B.          Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

Except as described below and that mentioned in Note 3.A, the significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

Estimate/judgment	Principal assumptions	Possible effects

Determining whether an arrangement contains a lease
In order to determine whether an arrangement contains a lease, the Company assesses whether the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration, while examining whether throughout the lease term it has the right to obtain substantially all the economic benefits from use of the identified asset and the right to direct the identified asset’s use.
Recognition of right-of-use asset and lease liabilities or recognition of current expenses.

Determining the lease term
In order to determine the lease term, the Company takes into consideration the period over which the lease is non-cancellable, including renewal options that it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise.
An increase or decrease in the initial measurement of a right-of-use asset and lease liability and in depreciation and financing expenses in subsequent periods.

Determining the discount rate of a lease liability	The Company discounts the lease payments using its incremental borrowing rate.	An increase or decrease in the lease liability, right-of-use asset and depreciation and financing expenses recognized.